Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes - SoundHound, Inc. [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
April 2013 Series C Warrants [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes [Line Items]
Expected dividend rate		0.00%
Risk-free interest rate		0.14%
Expected volatility		48.00%
Expected term (in years)		2 years 1 month 28 days
November 2013 Series C Warrants [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes [Line Items]
Expected dividend rate		0.00%
Risk-free interest rate		0.16%
Expected volatility		47.00%
Expected term (in years)		2 years 10 months 13 days
SVB March 2021 Note Common Stock Warrants [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes [Line Items]
Expected dividend rate	0.00%
Risk-free interest rate	1.74%
Expected volatility	47.00%
Expected term (in years)	10 years
SCI June 2021 Note Common Stock Warrants [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes [Line Items]
Expected dividend rate	0.00%
Risk-free interest rate	1.51%
Expected volatility	47.00%
Expected term (in years)	10 years